CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (FY) - USD ($) $ in Thousands		Total	Lease standard adoption	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Lease standard adoption
Beginning balance (in shares) at Dec. 31, 2021				17,862,108
Beginning balance at Dec. 31, 2021		$ 4,459	$ (31)	$ 2	$ 17,682	$ (13,225)	$ (31)
Ending balance (in shares) at Jun. 14, 2022		25,290,270
Beginning balance (in shares) at Dec. 31, 2021				17,862,108
Beginning balance at Dec. 31, 2021		$ 4,459	$ (31)	$ 2	17,682	(13,225)	$ (31)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,226			1,226
Exercise of stock options (in shares)				475,421
Exercise of stock options		140			140
Recapitalization (in shares)				7,093,744
Recapitalization		3,454		$ 1	3,453
Issue of common stock (in shares)	[1]			877,193
Issue of common stock (in shares)	[2]			351,245
Issue of common stock	[2]	200			200
Issuance of common stock		0
Net loss		$ (13,076)				(13,076)
Ending balance (in shares) at Dec. 31, 2022		26,659,711		26,659,711
Ending balance at Dec. 31, 2022		$ (3,628)		$ 3	22,701	(26,332)
Beginning balance (in shares) at Jun. 14, 2022		25,290,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		135,090
Ending balance (in shares) at Dec. 31, 2022		26,659,711		26,659,711
Ending balance at Dec. 31, 2022		$ (3,628)		$ 3	22,701	(26,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		162			162
Exercise of stock options (in shares)				281,130
Exercise of stock options		113			113
Net loss		$ (2,262)				(2,262)
Ending balance (in shares) at Mar. 31, 2023		26,940,841		26,940,841
Ending balance at Mar. 31, 2023		$ (5,615)		$ 3	22,976	(28,594)
Beginning balance (in shares) at Dec. 31, 2022		26,659,711		26,659,711
Beginning balance at Dec. 31, 2022		$ (3,628)		$ 3	22,701	(26,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		$ 821			821
Exercise of stock options (in shares)		727,233		727,233
Exercise of stock options		$ 274			274
Issue of common stock (in shares)	[3]			436,260
Issue of common stock (in shares)	[2]			5,690,903
Issue of common stock	[2]	1,450			1,450
Issuance of common stock	[3]	56			56
Issue of common stock (in shares)	[4]			9,900,000
Issue of common stock	[4]	2,323		$ 1	2,322
Issue of common stock (in shares)	[5]			1,700,000
Issue of common stock	[5]	263			263
RSU vesting (in shares)				225,655
Net loss		$ (10,233)				(10,233)
Ending balance (in shares) at Dec. 31, 2023		45,339,762		45,339,762
Ending balance at Dec. 31, 2023		$ (8,674)		$ 4	27,887	(36,565)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		$ 195			195
Exercise of stock options (in shares)		0
Issue of common stock (in shares)	[3]			255,102
Issuance of common stock	[3]	$ 37			37
Net loss		$ 417				417
Ending balance (in shares) at Mar. 31, 2024		45,594,864		45,594,864
Ending balance at Mar. 31, 2024		$ (8,025)		$ 4	$ 28,119	$ (36,148)

[1]	Common shares issued to satisfy a fee for the Cantor Equity Facility
[2]	Common shares issued as repayment of Senior Secured Convertible Notes
[3]	Common shares issued in exchange for services rendered
[4]	Equity raise
[5]	Common shares issued in connection with settlement of litigation